Paul J. Delligatti 202.346.4309 pdelligatti@goodwinlaw.com	Goodwin Procter LLP 1900 N Street, N.W. Washington, D.C. 20036 T: 202.346.4000 F: 202.346.4444 goodwinlaw.com

November 24, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Virtus Opportunities Trust (the “Registrant”)

Registration on Form N-14

Ladies and Gentlemen:

The Registrant has enclosed herewith for filing electronically with the Securities and Exchange Commission the Registrant’s registration statement on Form N-14 (the “Registration Statement”), including certain exhibits. This Form N-14 is being filed in connection with the proposed reorganizations of the six mutual funds currently advised by Stone Harbor Investment Partners LP (each, an “Existing Fund”), which are series of Stone Harbor Investment Funds, into newly formed corresponding “shell” series of the Registrant (each, a “New Fund”), as shown in the chart below:

Existing Fund	New Fund
Stone Harbor Emerging Markets Corporate Debt Fund	Virtus Stone Harbor Emerging Markets Corporate Debt Fund
Stone Harbor Emerging Markets Debt Fund	Virtus Stone Harbor Emerging Markets Debt Fund
Stone Harbor Emerging Markets Debt Allocation Fund	Virtus Stone Harbor Emerging Markets Debt Allocation Fund
Stone Harbor High Yield Bond Fund	Virtus Stone Harbor High Yield Bond Fund
Stone Harbor Local Markets Fund	Virtus Stone Harbor Local Markets Fund
Stone Harbor Strategic Income Fund	Virtus Stone Harbor Strategic Income Fund

It is proposed that the Registration Statement will become effective on December 24, 2021 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions relating to this filing, please do not hesitate to contact me at (202) 346-4309.

Sincerely,

/s/ Paul J. Delligatti

Paul J. Delligatti